Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000269507 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000269507 | Internet
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000269507 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000269507 | Mining
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000269507 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000269507 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000269507 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000269507 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269507 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269507 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269507 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000269507 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000269507 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000269507 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000269507 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000269508 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000269508 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000269508 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000269508 | Mining
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000269508 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000269508 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000269508 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000269508 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000269508 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000269508 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000269508 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000269508 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000269508 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000269508 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000269508 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000269509 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000269509 | Internet
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000269509 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000269509 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000269509 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000269509 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000269509 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000269509 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000269509 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000269509 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000269509 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000269509 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000269509 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000269509 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000269509 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000269510 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000269510 | Internet
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000269510 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000269510 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000269510 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000269510 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000269510 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000269510 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269510 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000269510 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269510 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000269510 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000269510 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000269510 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000269510 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%